Shareholder Report, Holdings (Details)	Mar. 31, 2025
Columbia Short Term Bond Fund -Class A | VCAT LLC 09/25/2054 5.977%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Short Term Bond Fund -Class A | Progress Residential Trust 04/17/2042 3.305%
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Short Term Bond Fund -Class A | Affirm Master Trust 02/15/2033 4.990%
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Short Term Bond Fund -Class A | JPMorgan Chase & Co. 07/22/2030 4.995%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund -Class A | Progress Residential Trust 07/20/2039 4.451%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund -Class A | Bain Capital Credit CLO 10/17/2032 5.220%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund -Class A | Wells Fargo Commercial Mortgage Trust 12/15/2034 5.242%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund -Class A | Bank of America Corp. 01/24/2031 5.162%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund -Class A | U.S. Treasury 08/31/2025 0.250%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund -Class A | Angel Oak Mortgage Trust 08/25/2069 5.700%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund -Class A | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Columbia Short Term Bond Fund -Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Short Term Bond Fund -Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Short Term Bond Fund -Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Columbia Short Term Bond Fund -Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Short Term Bond Fund -Class A | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Short Term Bond Fund -Class A | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Short Term Bond Fund -Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Short Term Bond Fund -Class A | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Columbia Short Term Bond Fund -Class A | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Columbia Short Term Bond Fund -Class A | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Short Term Bond Fund -Class A | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Short Term Bond Fund -Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Short Term Bond Fund -Class A | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Short Term Bond Fund -Class A | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund -Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Short Term Bond Fund - Class C | VCAT LLC 09/25/2054 5.977%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Short Term Bond Fund - Class C | Progress Residential Trust 04/17/2042 3.305%
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Short Term Bond Fund - Class C | Affirm Master Trust 02/15/2033 4.990%
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Short Term Bond Fund - Class C | JPMorgan Chase & Co. 07/22/2030 4.995%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class C | Progress Residential Trust 07/20/2039 4.451%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class C | Bain Capital Credit CLO 10/17/2032 5.220%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class C | Wells Fargo Commercial Mortgage Trust 12/15/2034 5.242%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class C | Bank of America Corp. 01/24/2031 5.162%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class C | U.S. Treasury 08/31/2025 0.250%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class C | Angel Oak Mortgage Trust 08/25/2069 5.700%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class C | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Columbia Short Term Bond Fund - Class C | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Short Term Bond Fund - Class C | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Short Term Bond Fund - Class C | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Columbia Short Term Bond Fund - Class C | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Short Term Bond Fund - Class C | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Short Term Bond Fund - Class C | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Short Term Bond Fund - Class C | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Short Term Bond Fund - Class C | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Columbia Short Term Bond Fund - Class C | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Columbia Short Term Bond Fund - Class C | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Short Term Bond Fund - Class C | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Short Term Bond Fund - Class C | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Short Term Bond Fund - Class C | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Short Term Bond Fund - Class C | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Short Term Bond Fund Institutional Class | VCAT LLC 09/25/2054 5.977%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Short Term Bond Fund Institutional Class | Progress Residential Trust 04/17/2042 3.305%
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Short Term Bond Fund Institutional Class | Affirm Master Trust 02/15/2033 4.990%
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Short Term Bond Fund Institutional Class | JPMorgan Chase & Co. 07/22/2030 4.995%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund Institutional Class | Progress Residential Trust 07/20/2039 4.451%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund Institutional Class | Bain Capital Credit CLO 10/17/2032 5.220%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund Institutional Class | Wells Fargo Commercial Mortgage Trust 12/15/2034 5.242%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund Institutional Class | Bank of America Corp. 01/24/2031 5.162%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund Institutional Class | U.S. Treasury 08/31/2025 0.250%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund Institutional Class | Angel Oak Mortgage Trust 08/25/2069 5.700%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund Institutional Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Columbia Short Term Bond Fund Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Short Term Bond Fund Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Short Term Bond Fund Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Columbia Short Term Bond Fund Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Short Term Bond Fund Institutional Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Short Term Bond Fund Institutional Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Short Term Bond Fund Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Short Term Bond Fund Institutional Class | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Columbia Short Term Bond Fund Institutional Class | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Columbia Short Term Bond Fund Institutional Class | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Short Term Bond Fund Institutional Class | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Short Term Bond Fund Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Short Term Bond Fund Institutional Class | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Short Term Bond Fund Institutional Class | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Short Term Bond Fund Institutional 2 Class | VCAT LLC 09/25/2054 5.977%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Short Term Bond Fund Institutional 2 Class | Progress Residential Trust 04/17/2042 3.305%
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Short Term Bond Fund Institutional 2 Class | Affirm Master Trust 02/15/2033 4.990%
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Short Term Bond Fund Institutional 2 Class | JPMorgan Chase & Co. 07/22/2030 4.995%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund Institutional 2 Class | Progress Residential Trust 07/20/2039 4.451%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund Institutional 2 Class | Bain Capital Credit CLO 10/17/2032 5.220%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund Institutional 2 Class | Wells Fargo Commercial Mortgage Trust 12/15/2034 5.242%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund Institutional 2 Class | Bank of America Corp. 01/24/2031 5.162%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund Institutional 2 Class | U.S. Treasury 08/31/2025 0.250%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund Institutional 2 Class | Angel Oak Mortgage Trust 08/25/2069 5.700%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund Institutional 2 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Columbia Short Term Bond Fund Institutional 2 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Short Term Bond Fund Institutional 2 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Short Term Bond Fund Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Columbia Short Term Bond Fund Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Short Term Bond Fund Institutional 2 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Short Term Bond Fund Institutional 2 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Short Term Bond Fund Institutional 2 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Short Term Bond Fund Institutional 2 Class | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Columbia Short Term Bond Fund Institutional 2 Class | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Columbia Short Term Bond Fund Institutional 2 Class | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Short Term Bond Fund Institutional 2 Class | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Short Term Bond Fund Institutional 2 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Short Term Bond Fund Institutional 2 Class | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Short Term Bond Fund Institutional 2 Class | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Short Term Bond Fund Institutional 3 Class | VCAT LLC 09/25/2054 5.977%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Short Term Bond Fund Institutional 3 Class | Progress Residential Trust 04/17/2042 3.305%
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Short Term Bond Fund Institutional 3 Class | Affirm Master Trust 02/15/2033 4.990%
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Short Term Bond Fund Institutional 3 Class | JPMorgan Chase & Co. 07/22/2030 4.995%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund Institutional 3 Class | Progress Residential Trust 07/20/2039 4.451%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund Institutional 3 Class | Bain Capital Credit CLO 10/17/2032 5.220%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund Institutional 3 Class | Wells Fargo Commercial Mortgage Trust 12/15/2034 5.242%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund Institutional 3 Class | Bank of America Corp. 01/24/2031 5.162%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund Institutional 3 Class | U.S. Treasury 08/31/2025 0.250%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund Institutional 3 Class | Angel Oak Mortgage Trust 08/25/2069 5.700%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund Institutional 3 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Columbia Short Term Bond Fund Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Short Term Bond Fund Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Short Term Bond Fund Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Columbia Short Term Bond Fund Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Short Term Bond Fund Institutional 3 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Short Term Bond Fund Institutional 3 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Short Term Bond Fund Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Short Term Bond Fund Institutional 3 Class | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Columbia Short Term Bond Fund Institutional 3 Class | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Columbia Short Term Bond Fund Institutional 3 Class | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Short Term Bond Fund Institutional 3 Class | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Short Term Bond Fund Institutional 3 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Short Term Bond Fund Institutional 3 Class | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Short Term Bond Fund Institutional 3 Class | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Short Term Bond Fund - Class S | VCAT LLC 09/25/2054 5.977%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Short Term Bond Fund - Class S | Progress Residential Trust 04/17/2042 3.305%
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Short Term Bond Fund - Class S | Affirm Master Trust 02/15/2033 4.990%
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Short Term Bond Fund - Class S | JPMorgan Chase & Co. 07/22/2030 4.995%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class S | Progress Residential Trust 07/20/2039 4.451%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class S | Bain Capital Credit CLO 10/17/2032 5.220%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class S | Wells Fargo Commercial Mortgage Trust 12/15/2034 5.242%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class S | Bank of America Corp. 01/24/2031 5.162%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class S | U.S. Treasury 08/31/2025 0.250%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class S | Angel Oak Mortgage Trust 08/25/2069 5.700%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class S | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Columbia Short Term Bond Fund - Class S | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Short Term Bond Fund - Class S | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Short Term Bond Fund - Class S | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Columbia Short Term Bond Fund - Class S | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Short Term Bond Fund - Class S | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Short Term Bond Fund - Class S | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Short Term Bond Fund - Class S | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Short Term Bond Fund - Class S | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Columbia Short Term Bond Fund - Class S | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Columbia Short Term Bond Fund - Class S | Asset Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Short Term Bond Fund - Class S | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Short Term Bond Fund - Class S | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Short Term Bond Fund - Class S | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Short Term Bond Fund - Class S | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%